LEASE COMMITMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Operating Leased Assets [Line Items]
Total rental expense under operating leases	$ 37.5	$ 36.5
Minimum
Operating Leased Assets [Line Items]
Term of operating lease contract			1 year
Minimum | Real Property
Operating Leased Assets [Line Items]
Term of operating lease contract			2 years
Lessee, Operating Lease, Renewal Term			1 year
Minimum | Vehicles
Operating Leased Assets [Line Items]
Term of operating lease contract			1 year
Minimum | Equipment
Operating Leased Assets [Line Items]
Term of operating lease contract			1 year
Maximum
Operating Leased Assets [Line Items]
Term of operating lease contract			15 years
Maximum | Real Property
Operating Leased Assets [Line Items]
Term of operating lease contract			6 years
Lessee, Operating Lease, Renewal Term			15 years
Maximum | Vehicles
Operating Leased Assets [Line Items]
Term of operating lease contract			7 years
Maximum | Equipment
Operating Leased Assets [Line Items]
Term of operating lease contract			6 years